UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2557

DREYFUS MONEY MARKET INSTRUMENTS, INC.
- Government Securities Series
- Money Market Series
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	6/30/05

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
23	Information About the Review
and Approval of the Fund’s
Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Money Market
Instruments, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Money Market Instruments, Inc., covering the six-month period from January 1, 2005, through June 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Bernard W. Kiernan, Jr.

The Federal Reserve Board continued to raise short-term interest rates steadily and gradually over the first half of 2005 in its ongoing effort to move away from its previously accommodative monetary policy. As the federal funds rate climbed, so have yields of money market instruments providing a much-needed boost to money market fund yields, which were at historically low levels this same time last year.

Given the recent economic data released on the U.S. economy, most analysts currently believe that the Fed is likely to continue to raise short-term interest rates until they reach a level that neither stimulates nor restricts economic activity.This view is consistent with that of our economists, who are calling for the U.S. economy to continue to grow over the foreseeable future without significant new inflationary pressures. As always, we encourage you to discuss these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did Dreyfus Money Market Instruments, Inc. perform during the period?

During the six-month period ended June 30, 2005, the fund produced annualized yields of 1.99% for its Money Market Series and 1.93% for its Government Securities Series. Taking into account the effects of compounding, the fund produced annualized effective yields of 2.01% and 1.95% for its Money Market Series and Government Securities Series, respectively.1

What is the fund’s investment approach?

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal:

The fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches, repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The fund’s Government Securities Series invests only in short-term securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements with respect to these securities.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

The fund’s performance was influenced primarily by rising short-term interest rates in a recovering economy.The Federal Reserve Board (the “Fed”) raised short-term interest rates at each of four meetings of its Federal Open Market Committee (“FOMC”) during the reporting period, continuing its gradual move away from the aggressively accommodative monetary policy that had prevailed over the past several years.

In early February, the Fed increased the overnight federal funds rate from 2.25% to 2.5% . Although the move was widely expected, many analysts at the time believed that inflationary pressures remained low in a moderately growing economy. By the time of the next FOMC meeting in late March, however, surging energy prices and healthy employment gains had rekindled investors’ inflation concerns. In its announcement of the March rate increase to 2.75%, the Fed adopted a more hawkish tone, noting that “pressures on inflation have picked up in recent months, and pricing power is more evident.” It was later estimated that the U.S. economy expanded at a 3.5% annualized rate during the first quarter of 2005.

While weaker-than-expected data in April suggested that the U.S. economy might be hitting another soft patch, it later was estimated that the U.S. labor market added more jobs than expected in April, and employment statistics for February and March were revised upward. While these data provided some encouragement that high energy prices had not hindered the economic expansion, difficulties in the airline and automotive industries were regarded as potential threats to consumer and business confidence and spending.

In early May, the Fed implemented its eighth consecutive rate hike, driving the federal funds rate to 3%. However, signs that China’s torrid growth rate may be moderating, and the impending rejection of the European Union’s proposed constitution, contributed to worries of weakness in the U.S. economy’s manufacturing sector.This, in part, caused an unexpected rally in the 10-year U.S.Treasury bond, which ended the reporting period with a yield below 4%.

4

Economic expectations appeared to improve in June, when the U.S. labor market posted another relatively impressive performance. On the other hand, oil prices broke the $60/barrel barrier, and investors continued to worry that higher energy and borrowing costs might hinder economic activity. Nonetheless, when the Fed hiked the federal funds rate to 3.25% on June 30, the reporting period’s last day, it left the language in its accompanying statement unchanged, suggesting that additional rate increases remained in store.

In this environment, many money market investors focused on maintaining liquidity and keeping funds available for higher-yielding instruments as they became available. As a result, demand for shorter-term money market instruments was robust, while demand for instruments with one-year maturities was relatively low. This caused yield differences between overnight instruments and one-year securities to steepen significantly.

What is the fund’s current strategy?

While the U.S. economy recently has sent mixed signals, it appears likely that the Fed will continue to raise short-term interest rates during the second half of the year. Accordingly, we have continued to maintain the fund’s relatively short weighted average maturity in an attempt to foster liquidity while maintaining the fund’s ability to capture higher yields, should they become available.

July 15, 2005
An investment in either Series is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Series.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s
Money Market Series and Government Securities Series reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been 1.91% and 1.88%, respectively, and the effective yields would have been
1.93% and 1.90%, respectively.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Instruments, Inc. from January 1, 2005 to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended June 30, 2005

	Money Market Series	Government Securities Series

Expenses paid per $1,000 †	$ 3.54	$ 3.39
Ending value (after expenses)	$1,009.80	$1,009.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2005

	Money Market Series	Government Securities Series

Expenses paid per $1,000 †	$ 3.56	$ 3.41
Ending value (after expenses)	$1,021.27	$1,021.42

† Expenses are equal to the fund’s annualized expense ratio of .71% for Money Market Series and .68% for Government Securities Series; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
MONEY MARKET SERIES June 30, 2005 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit—23.3%	Amount ($)	Value ($)

Banco Bilbao Vizcaya Argenteria S.A. (Yankee)
3.10%, 7/8/2005	11,000,000	10,999,865
Citibank N.A.
3.14%, 8/4/2005	10,000,000	10,000,000
First Tennessee Bank N.A.
3.03%, 7/5/2005	12,000,000	12,000,000
Royal Bank of Scotland PLC (Yankee)
3.28%, 9/6/2005	10,000,000	10,000,000
Societe Generale N.A. (London)
3.28%, 9/7/2005	10,000,000	10,000,000
Wilmington Trust Co.
3.05%, 7/1/2005	12,000,000	12,000,000
World Savings Bank
3.10%, 7/11/2005	11,000,000	10,999,970
Total Negotiable Bank Certificates of Deposit
(cost $75,999,835)		75,999,835

Commercial Paper—64.5%

ANZ International Ltd.
3.03%, 7/5/2005	12,000,000 [a]	11,995,986
Amsterdam Funding Corp.
3.11%, 7/12/2005	7,100,000 [a]	7,093,295
Beta Finance Inc.
3.11%, 7/27/2005	13,500,000 [a]	13,469,873
DEPFA Bank PLC
3.11%, 7/20/2005	12,000,000	11,980,462
DnB Nor Bank
3.13%, 7/22/2005	10,000,000	9,981,829
Deutsche Financial LLC
3.40%, 7/1/2005	10,000,000	10,000,000
Dexia Delaware LLP
3.26%, 8/15/2005	10,000,000	9,959,438
General Electric Capital Corp.
3.10%, 7/13/2005	15,000,000	14,984,575
Grampian Funding LLC
3.12%, 7/28/2005	12,000,000 [a]	11,972,190
Harrier Finance Funding LLC
3.15%, 8/4/2005	15,000,000 [a]	14,955,658

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

ING American Insurance Holding Inc.
3.03%, 7/5/2005	10,000,000	9,996,656
Morgan Stanley
3.12%, 7/12/2005	15,000,000	14,985,792
Norddeutsche Landesbank Luxembourg
3.10%, 7/8/2005	10,000,000	9,994,011
Santander Central Hispano Finance (DE) Inc.
3.15%, 8/4/2005	15,000,000	14,955,729
Scaldis Capital LLC
3.15%, 8/2/2005	10,000,000 [a]	9,972,267
Spintab AB
3.03%, 7/5/2005	12,000,000	11,995,987
Toyota Motor Credit
3.02%, 7/5/2005	12,000,000 [a]	11,996,000
White Pine Corp.
3.17%, 7/27/2005	10,000,000 [a]	9,977,250
Total Commercial Paper
(cost $210,266,998)		210,266,998

Corporate Notes—7.7%

Lehman Brothers Inc.
3.06%, 2/23/2006	10,000,000 [b]	10,000,000
Wells Fargo & Co.
3.14%, 7/5/2005	15,000,000 [b]	15,000,000
Total Corporate Notes
(cost $25,000,000)		25,000,000

8

		Principal
Time Deposits—4.5%		Amount ($)	Value ($)

Amsouth Bank (Grand Cayman)
3.31%, 7/1/2005
(cost $14,800,000)		14,800,000	14,800,000

Total Investments (cost $326,066,833)		100.0%	326,066,833
Cash and Receivables (Net)		.0%	99,626
Net Assets		100.0%	326,166,459

[a]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities
	amounted to $91,432,519 or 28.0% of net assets.
[b]	Variable interest rate—subject to periodic change.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Banking	65.6	Brokerage Firms	7.6
Asset Backed Certificates	15.5	Insurance	3.1
Finance	8.2		100.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF INVESTMENTS
GOVERNMENT SECURITIES SERIES June 30, 2005 (Unaudited)
	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—55.2%	Purchase (%)	Amount ($)	Value ($)

7/7/2005	2.73	63,000,000	62,971,335
12/29/2005	3.29	80,000,000	78,698,811
Total U.S. Treasury Bills
(cost $141,670,146)			141,670,146

Repurchase Agreements—44.9%

Bank of America
dated 6/30/2005, due 7/1/2005 in the amount
of $20,001,500 (fully collateralized by
$20,150,000 U.S. Treasury Notes
4.625%, due 5/15/2006, value $20,345,858)	2.70	20,000,000	20,000,000
Barclays Capital Inc.
dated 6/30/2005, due 7/1/2005 in the amount
of $16,147,287 (fully collateralized by
$16,430,000 U.S. Treasury Bills
due 7/28/2005, value $16,388,186)	2.87	16,146,000	16,146,000
Bear Stearns & Co.
dated 6/30/2005, due 7/1/2005 in the amount
of $19,001,399 (fully collateralized by
$19,445,000 U.S. Treasury Bills
3.085%, due 11/3/2005, value $19,231,105)	2.65	19,000,000	19,000,000
JPMorgan Chase Bank
dated 6/30/2005, due 7/1/2005 in the amount
of $20,001,472 (fully collateralized by
$20,580,000 U.S. Treasury Notes
2%, due 5/15/2006, value $20,399,925)	2.65	20,000,000	20,000,000
Morgan Stanley
dated 6/30/2005, due 7/1/2005 in the amount
of $20,001,583 (fully collateralized by
$19,665,000 U.S. Treasury Notes
3.47%, due 5/15/2006, value $20,400,137)	2.85	20,000,000	20,000,000

10

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)

UBS Warburg, Inc.
dated 6/30/2005, due 7/1/2005 in the amount
of $20,001,528 (fully collateralized by
$20,099,000 U.S. Treasury Notes
5.75%, due 11/15/2005, value $20,284,916)	2.75	20,000,000	20,000,000
Total Repurchase Agreements
(cost $115,146,000)			115,146,000

Total Investments (cost $256,816,146)		100.1%	256,816,146

Liabilities, Less Cash & Receivables		(.1%)	(272,784)

Net Assets		100.0%	256,543,362

Portfolio Summary (Unaudited)†

			Value (%)

U.S. Treasury Bills			55.2
Repurchase Agreements			44.9
			100.1

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (Unaudited)

	Money	Government
	Market	Securities
	Series	Series

Assets ($):
Investments in securities, See Statement
of Investments (including repurchase agreements
of $115,146,000 for the Government
Securities Series)—Note 2(b)	326,066,833	256,816,146
Cash	—	244,288
Interest receivable	437,376	8,769
Prepaid expenses	42,247	33,184
	326,546,456	257,102,387

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—3(b)	71,378	91,935
Cash overdraft due to Custodian	183,876	—
Payable for shares of Common Stock redeemed	—	371,434
Accrued expenses	124,743	95,656
	379,997	559,025

Net Assets ($)	326,166,459	256,543,362

Composition of Net Assets ($):
Paid-in capital	326,190,241	256,538,323
Accumulated net realized gain (loss) on investments	(23,782)	5,039

Net Assets ($)	326,166,459	256,543,362

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series

Net Assets ($)	326,166,459	256,543,362
Shares Outstanding	326,173,741	256,538,323

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.
12

STATEMENT OF OPERATIONS Six Months Ended June 30, 2005 (Unaudited)
	Money	Government
	Market	Securities
	Series	Series

Investment Income ($):
Interest Income	4,424,596	3,374,591
Expenses—Note 2(c):
Management fee—Note 3(a)	818,470	649,308
Shareholder servicing costs—Note 3(b)	361,990	201,948
Custodian fees	41,277	26,590
Registration fees	32,549	19,799
Professional fees	19,991	17,188
Directors’ fees and expenses—Note 3(c)	13,421	10,819
Prospectus and shareholders’ reports	7,525	12,712
Miscellaneous	5,265	5,210
Total Expenses	1,300,488	943,574
Less—reduction in management fee
due to undertakings—Note 3(a)	(127,313)	(54,886)
Less—reduction in custody fees due to
earnings credits—Note 2(b)	(4,611)	(368)
Net Expenses	1,168,564	888,320
Investment Income—Net	3,256,032	2,486,271

Net Realized Gain (Loss) on Investments—Note 2(b) ($)	3,337	8,371
Net Increase in Net Assets Resulting from Operations	3,259,369	2,494,642

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(Unaudited)	2004	(Unaudited)	2004

Operations ($):
Investment income—net	3,256,032	1,990,477	2,486,271	1,587,466
Net realized gain (loss)
on investments	3,337	14,944	8,371	(514)
Net Increase (Decrease)
in Net Assets Resulting
from Operations	3,259,369	2,005,421	2,494,642	1,586,952

Dividends to
Shareholders from ($):
Investment income—net	(3,256,032)	(1,990,477)	(2,486,271)	(1,587,466)

Capital Stock Transactions
($1.00 per share):
Net proceeds from
shares sold	159,243,042	329,500,220	172,446,987	321,349,539
Dividends reinvested	327,723	232,051	1,049,904	741,147
Cost of shares redeemed	(156,696,187)	(277,470,672)	(186,069,723) (338,670,189)
Increase (Decrease)
in Net Assets from
Capital Stock
Transactions	2,874,578	52,261,599	(12,572,832)	(16,579,503)
Total Increase (Decrease)
in Net Assets	2,877,915	52,276,543	(12,564,461)	(16,580,017)

Net Assets ($):
Beginning of Period	323,288,544	271,012,001	269,107,823	285,687,840
End of Period	326,166,459	323,288,544	256,543,362	269,107,823

See notes to financial statements.
14

FINANCIAL HIGHLIGHTS Money Market Series

The following tables describe the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2005		Year Ended December 31,

	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.010	.007	.005	.013	.037	.056
Distributions:
Dividends from investment
income—net	(.010)	(.007)	(.005)	(.013)	(.037)	(.056)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.98[a]	.66	.48	1.30	3.80	5.75

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79[a]	.75	.79	.75	.74	.92
Ratio of net expenses
to average net assets	.71[a]	.75	.79	.75	.74	.92
Ratio of net investment income
to average net assets	1.99[a]	.65	.48	1.29	3.66	5.62

Net Assets, end of period
($ x 1,000)	326,166	323,289	271,012	243,567	217,658	159,757

[a] Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS Government Securities Series
Six Months Ended
	June 30, 2005		Year Ended December 31,

	(Unaudited)	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.009	.006	.005	.013	.035	.053
Distributions:
Dividends from investment
income—net	(.009)	(.006)	(.005)	(.013)	(.035)	(.053)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.92[a]	.57	.46	1.26	3.56	5.48

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73[a]	.73	.72	.69	.70	.79
Ratio of net expenses
to average net assets	.68[a]	.73	.72	.69	.70	.79
Ratio of net investment income
to average net assets	1.91[a]	.56	.46	1.26	3.49	5.30

Net Assets, end of period
($ x 1,000)	256,543	269,108	285,688	318,633	325,930	316,834
[a] Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two classes of Common Stock: the Money Market Series and the Government Securities Series.The fund accounts separately for the assets, liabilities and operations of each series. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

18

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a single entity for the purposes of determining such qualification.

Money Market Series has an unused capital loss carryover of $27,119 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2004. If not applied, $3,306 of the carryover expires in fiscal 2005, $6,557 expires in fiscal 2006, $1,333 expires in fiscal 2007, $9,973 expires in fiscal 2008 and $5,950 expires in fiscal 2010.

Government Securities Series has an unused capital loss carryover of $3,332 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2004. If not applied, $2,818 of the carryover expires in fiscal 2007 and $514 expires in fiscal 2012.

The tax character of distributions for Money Market Series and Government Securities Series paid to shareholders during the fiscal year ended December 31, 2004 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50 of 1% of the value of the average daily net assets of each series and is payable monthly. The Manager had undertaken from April 29, 2005 through June 30, 2005, to reduce the management fee paid by each series, if the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .55 of 1% for Money Market Series and .58 of 1% for Government Securities Series of the value of each series’ average daily net assets.The reduction in management fee, for Money Market Series pursuant to the undertaking, amounted to $127,313 during the period ended June 30, 2005. The reduction in management fee, for Government Securities Series pursuant to the undertaking, amounted to $54,886 during the period ended June 30, 2005.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2005, the Money Market Series and the Government Securities Series were charged $83,999 and $89,280, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the

20

fund. During the period ended June 30, 2005, the Money Market Series and the Government Securities Series, were charged $17,409 and $36,055, respectively, pursuant to the transfer agency agreement.

During the period ended June 30, 2005, each series was charged $1,998 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $128,372, chief compliance officer $1,998 and transfer agency per account fees $5,800, which are offset against an expense reimbursement currently in effect in the amount of $64,792.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $106,990, chief compliance officer $1,998 and transfer agency per account fees $12,000, which are offset against an expense reimbursement currently in effect in the amount of $29,053.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

22

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S M A N A G E M E N T A G R E E M E N T (Unaudited)
Money Market Series

At separate meetings of the Board of Directors for the Fund held on June 8-9, 2005, the Board considered the re-approval, through its annual renewal date of July 31, 2006, of the Fund’s Management Agreement, pursuant to which the Manager provides the Fund with investment advisory and administrative services. The Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the Fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the Fund pursuant to its Management Agreement.The Manager’s representatives reviewed the Fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channel for the fund as well as the diversity of distribution among the funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channels, including that of the Fund.The Board also reviewed the number of shareholder accounts in the Fund, as well as the Fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day Fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

The Fund 23

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the Fund’s performance and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and iMoneyNet and Lipper category averages, as applicable. The Board members reviewed the Fund’s performance, management fee, and total expense ratio within its comparison group and against the Fund’s iMoneyNet and Lipper category averages, as applicable. The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same iMoneyNet category as the Fund. The Board members discussed the results of the comparisons noting that the Fund’s performance was below the comparison group averages for the 1-, 3-, 5- and 10-year periods ended April 30, 2005, with the Fund in the bottom half of the comparison group rankings. They noted that the Fund performed above the iMoneyNet category average for the 5-year period and slightly below the iMoneyNet average for the 3-month, 4-month, 1-year and 3-year periods (with the difference in performance between the Fund and the average ranging between 3 and 7 basis points). The Board members also discussed the Fund’s expense ratio, noting that it is higher than the averages of the comparison group and Lipper category.The Board members noted the Fund’s current undertaking to limit the Fund’s expense ratio, which would have lowered the expense ratio to below the averages of the comparison group and Lipper category.They reviewed the range of management fees in the comparison group and noted that the Fund’s management fee was in the top half (i.e., lower than that of most of the other funds) of the comparison group, with a couple of funds having management fees that are the same as that of the Fund.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, poli-

24

cies and strategies as the Fund (the “Similar Funds”), and noted that the Manager did not manage separate accounts with similar investment objectives, policies and strategies as the Fund.The Similar Funds comparison group was composed exclusively of mutual funds affiliated with the Manager and reported in the same iMoneyNet category as the Fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided. It was noted that the Similar Funds generally had management fees that were the same as that borne by the Fund, with one fund having a lower management fee.The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager to evaluate the appropriateness and reasonableness of the Fund’s advisory fees.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board received and considered information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The consulting firm also analyzed where any economies of scale might emerge as assets grow. The Board members evaluated the analysis in light of the relevant circumstances for the Fund, including the increase in Fund assets and the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the Fund’s portfolio.

The Fund 25

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) (continued)

It was noted that the Board members should consider the Manager’s profitability with respect to the Fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, quality and extent of such services and that a discussion of economies of scale are predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the Fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and, given the Fund’s overall performance and generally superior service levels provided. The Board also noted the current fee waiver and expense reimbursement arrangement and its effect on the profitability of the Manager.

At the conclusion of these discussions, each Director expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the Fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board generally was satisfied with the Fund’s performance as compared to the iMoneyNet category averages for the 3-month, 4-month, 1-year, 3-year and 5-year periods, noting the relatively small amount by which the Fund underperformed the average during certain time periods.
  The Board concluded that the fee paid by the Fund to the Manager was reasonable in light of comparative performance and expense and advisory fee information, including the Manager’s current undertaking to limit the Fund’s expense ratio, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the Fund.
26

  The Board determined that, to the extent that material economies of scale had not been shared with the Fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that approval of the Fund’s Management Agreement was in the best interests of the Fund and its shareholders.

Government Securities Series

At separate meetings of the Board of Directors for the Fund held on June 8-9, 2005, the Board considered the re-approval, through its annual renewal date of July 31, 2006, of the Fund’s Management Agreement, pursuant to which the Manager provides the Fund with investment advisory and administrative services.The Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the Fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the Fund pursuant to its Management Agreement.The Manager’s representatives reviewed the Fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the Fund as well as among the funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the Fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the Fund, as well as the Fund’s asset size.

The Fund 27

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) (continued)

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day Fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the Fund’s performance and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and its iMoneyNet and Lipper category averages, as applicable.The Board members reviewed the Fund’s performance, management fee, and total expense ratio within its comparison group and against the Fund’s iMoneyNet and Lipper category averages, as applicable.The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same iMoneyNet category as the Fund.The Board members discussed the results of the comparisons noting that the Fund’s performance was above the comparison group averages for the 1-, 3-, 5-and 10-year periods ended April 30, 2005, with the Fund’s more recent performance for the 3-month and 4-month periods and its longer term performance ranked in the top half of its comparison group, and above the iMoneyNet category average for the 3-month, 4-month, 3-year and 5-year periods. The Board members also discussed the Fund’s expense ratio, noting that it is lower than the comparison group average, with the Fund ranked in the top half of its comparison group, and slightly higher than its Lipper category average. The Board members noted the Fund’s current undertaking to limit the Fund’s expense ratio, which would have lowered the Fund’s expense ratio to a level below the Lipper category average.They reviewed the range of management fees in the comparison group and noted that the Fund’s management fee was in the top half (i.e., lower than that of most of the other funds) of the comparison group, with other funds having management fees that are the same as that of the Fund.

28

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the Fund (the “Similar Funds”), and noted that the Manager did not manage separate accounts with similar investment objectives, policies and strategies as the Fund.The Similar Funds comparison group was composed exclusively of mutual funds affiliated with the Manager and reported in the same iMoneyNet category as the Fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided. It was noted that the Similar Funds generally had management fees that were the same as that borne by the Fund, with one fund having a lower management fee.The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager to evaluate the appropriateness and reasonableness of the Fund’s advisory fees.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board received and considered information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The consulting firm also analyzed where any economies of scale might emerge as assets grow. The Board members evaluated the analysis in light of the relevant circumstances for the Fund, including the decline in Fund assets and the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the Fund’s portfolio.

The Fund 29

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) (continued)

It was noted that the Board members should consider the Manager’s profitability with respect to the Fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, quality and extent of such services and that a discussion of economies of scale are predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the Fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and, given the Fund’s overall performance and generally superior service levels provided. The Board also noted the current fee waiver and expense reimbursement arrangement and its effect on the profitability of the Manager.

At the conclusion of these discussions, each Director expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the Fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board generally was satisfied with the Fund’s overall performance.
  The Board concluded that the fee paid by the Fund to the Manager was reasonable in light of comparative performance and expense and advisory fee information, including the Manager’s current undertaking to limit the Fund’s expense ratio, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the Fund.
30

  The Board determined that, to the extent that material economies of scale had not been shared with the Fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that approval of the Fund’s Management Agreement was in the best interests of the Fund and its shareholders.

The Fund 31

NOTES

For More Information

Dreyfus
Money Market
Instruments, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The
Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the
Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the
Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York,
New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 30, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 30, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)